Retirement plans - Defined benefit pension plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	$ 15,239
Past service cost	(2,479)	$ 0
Balance, end of year	16,973	15,239
Unfunded status	16,973	15,239
Minimum funding requirement	0	0
Accrued benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	53,586	62,208
Current service cost	2,246	2,329
Past service cost	2,479	0
Interest cost on accrued benefit obligations / income on assets	2,549	2,007
Benefit payments	(4,280)	(5,760)
Settlements	(3,738)	0
Actuarial (gain) loss	2,074	(4,047)
Foreign exchange gain (loss)	265	(3,151)
Balance, end of year	55,181	53,586
Fair values of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	38,347	46,608
Interest cost on accrued benefit obligations / income on assets	1,901	1,221
Benefit payments	(4,280)	(5,760)
Settlements	(3,680)	0
Contributions	5,687	4,457
Return on plan assets	(705)	(5,173)
Foreign exchange gain (loss)	938	(3,006)
Balance, end of year	$ 38,208	$ 38,347